UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06223

Legg Mason Tax Free Income Fund

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON TAX FREE INCOME FUND

LEGG MASON INVESTMENT COUNSEL

MARYLAND TAX-FREE INCOME TRUST

FORM N-Q

DECEMBER 31, 2010

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.0%
Education - 13.4%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/18	$220,000	$220,645
St. John’s College Facility	5.500%	10/1/23	490,000	491,176
St. John’s College Facility	5.000%	10/1/27	1,135,000	1,061,543
St. John’s College Facility	5.000%	10/1/36	2,465,000	2,211,918
Maryland EDC, Student Housing Revenue Bonds, University of Maryland, College Park Project	5.750%	6/1/33	500,000	478,745
Maryland EDC, Utility Infrastructure Revenue Bonds, University of Maryland, College Park Project, AMBAC	5.375%	7/1/16	985,000	1,000,070
Maryland Health & Higher EFA Refunding Revenue Bonds, Maryland Institute College of Art Issue	5.000%	6/1/36	5,000,000	4,784,950
Maryland Health & Higher EFA Revenue Bonds:
AGM	4.500%	1/1/22	775,000	755,323
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	1,022,763
Loyola College Issue	5.000%	10/1/40	2,000,000	1,828,960
Maryland Institute College of Art	5.000%	6/1/42	800,000	755,272
The Johns Hopkins University Issue	5.000%	7/1/33	3,000,000	3,010,440
Maryland State Economic Development Corp., Student Housing Revenue, University of Maryland College Park Projects	5.800%	6/1/38	1,500,000	1,434,585
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,712,250
Westminster, Maryland, Education Facilities Refunding Revenue Bonds:
McDaniel College Inc.	5.000%	11/1/21	1,160,000	1,161,659
McDaniel College Inc.	5.000%	11/1/22	250,000	249,320
McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,251,570
Total Education				26,431,189
Health Care - 25.1%
Baltimore County, Maryland, Revenue Bonds:
Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,120,686
Oak Crest Village Inc.	5.000%	1/1/22	1,550,000	1,505,344
Maryland Health & Higher EFA Refunding Revenue Bonds, MedStar Health Issue	5.500%	8/15/25	785,000	793,133
Maryland Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,194,740
Board of Child Care Issue	5.500%	7/1/18	1,110,000	1,138,838
Calvert Health Systems Issue	5.500%	7/1/39	2,000,000	1,988,580
Carroll County General Hospital Issue	5.750%	7/1/22	1,000,000	1,023,200
Carroll County General Hospital Issue	6.000%	7/1/26	2,000,000	2,038,140
Carroll County General Hospital Issue	5.750%	7/1/27	1,050,000	1,062,957
Carroll County General Hospital Issue	5.800%	7/1/32	2,000,000	2,017,820
Hebrew Home of Greater Washington Issue	5.800%	1/1/32	2,250,000	2,252,745
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	2,871,150
Johns Hopkins Medicine, Howard County
General Hospital Acquisition Issue, NATL	5.000%	7/1/29	2,000,000	1,959,820
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,034,890
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,406,559
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	2,850,816
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	2,698,680
Union Hospital of Cecil County Issue	5.500%	7/1/22	250,000	253,200
Washington County Hospital Issue	4.000%	1/1/15	1,000,000	1,001,820
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,017,760
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	944,530
Maryland State Health & Higher EFA Revenue:

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - Continued
Carroll County General Hospital	6.000%	7/1/37	$1,000,000	$1,008,610
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,504,797
John Hopkins Medical Institutions	5.000%	5/15/35	1,300,000	1,301,937
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,086,754
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	3,000,000	2,831,850
Suburban Hospital	5.500%	7/1/16	500,000	537,165
University of Maryland Medical System	5.000%	7/1/34	1,000,000	950,940
University of Maryland Medical System	5.000%	7/1/41	1,500,000	1,368,795
Washington County Hospital	5.250%	1/1/23	500,000	490,845
Washington County Hospital	5.750%	1/1/38	2,000,000	1,848,400
Washington County Hospital Association	5.000%	1/1/17	500,000	508,790
Total Health Care				49,614,291
Housing - 12.4%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.200%	9/1/22	1,790,000	1,790,054	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.375%	9/1/22	160,000	160,019	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.375%	9/1/24	2,000,000	2,000,080	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,346,999
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	978,140
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	1,907,334
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Capital Funding Securitization, AGM	4.400%	7/1/21	1,000,000	1,021,510
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	1,500,000	1,505,025
Maryland State Community Development Administration, Department of Housing & Community Development	4.800%	9/1/42	4,165,000	3,713,722	(a)
Maryland State Community Development Administration, Department of Housing and Community Development, Local Government Infrastructure	4.000%	6/1/30	5,485,000	4,826,691
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,009,880
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	1,395,000	1,350,848	(a)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development	4.625%	7/1/41	2,000,000	1,877,320
Total Housing				24,487,622
Industrial Revenue - 4.6%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/15	3,340,000	3,601,188

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - Continued
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	$1,000,000	$1,051,250
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	515,427
Maryland IDA, EDR Bonds, National Aquarium in Baltimore Facility	5.000%	11/1/19	500,000	490,880
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	330,749
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	3,000,000	3,088,680
Total Industrial Revenue				9,078,174
Local General Obligation - 5.7%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,050,940
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,297,356
Baltimore County, Maryland, GO Bonds	4.000%	8/1/26	2,905,000	2,848,788
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,001,450
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds	5.000%	7/1/15	1,000,000	1,143,900
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,163,120
Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds	5.125%	5/1/21	1,310,000	1,361,863	(b)
Mayor and City Council of Baltimore, City of Baltimore, Maryland, GO Bonds, Consolidated Public Improvement Refunding Bonds, FGIC	0.000%	10/15/11	940,000	899,975
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	558,565
Total Local General Obligation				11,325,957
Power - 1.8%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	3,531,832
Pre-Refunded/Escrowed to Maturity - 7.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,362,400	(c)
Maryland Health & Higher EFA Revenue Bonds:
Helix Health Issue, AMBAC	5.125%	7/1/11	2,000,000	2,046,100	(c)
Howard County General Hospital Issue	5.500%	7/1/21	2,825,000	2,914,439	(c)
LifeBridge Health Issue	5.250%	7/1/18	1,640,000	1,857,251	(b)
University of Maryland Medical System Issue	5.750%	7/1/21	3,000,000	3,078,300	(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,077,900	(b)
Total Pre-Refunded/Escrowed to Maturity				15,336,390
Special Tax Obligation - 2.9%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/30	3,000,000	2,763,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	2,000,000	2,027,180
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	1,026,300
Total Special Tax Obligation				5,817,080
State General Obligation - 6.5%
Commonwealth of Puerto Rico, GO Bonds:
Public Improvement Bonds	5.000%	7/1/25	2,000,000	1,953,660

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - Continued
Public Improvement Bonds	6.000%	7/1/39	$5,000,000	$5,086,350
State of Maryland, GO Bonds, State and Local Facilities Loan	5.500%	3/1/15	5,000,000	5,796,150
Total State General Obligation				12,836,160
Transportation - 1.7%
Department of Transportation of Maryland, Consolidated Transportation Bonds	5.500%	2/1/15	3,000,000	3,453,030
Water & Sewer - 13.2%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,120,406
Water Projects	5.000%	7/1/24	1,890,000	2,098,203
Water Projects, FGIC	5.125%	7/1/42	1,000,000	1,001,340
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Revenue Bonds, Wastewater Projects, AGM	5.000%	7/1/33	4,000,000	4,039,760
City of Baltimore, Maryland, Project Revenue Bonds, AMBAC	5.000%	7/1/23	1,000,000	1,061,350
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC	5.500%	4/1/16	3,425,000	3,653,413	(a)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,938,222
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,426,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,333,128
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,525,505
Total Water & Sewer				26,197,327
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $182,431,812)				188,109,052
SHORT-TERM INVESTMENTS - 3.5%
Education - 0.9%
Baltimore County, MD, EDR, Garrison Forest School Inc. Project, LOC-SunTrust Bank	0.750%	10/1/31	1,300,000	1,300,000	(d)(e)
Maryland State Health & Higher EFA Revenue, French International School, LOC-SunTrust Bank	0.980%	9/1/34	500,000	500,000	(d)(e)
Total Education				1,800,000
General Obligation - 0.9%
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.310%	6/1/23	1,900,000	1,900,000	(d)(e)
Industrial Revenue - 1.7%
Maryland State EDC Revenue, American Urological Association	0.980%	9/1/32	1,445,000	1,445,000	(d)(e)
Maryland State IDR, Calvert School Inc., LOC-SunTrust Bank	0.980%	11/1/31	1,900,000	1,900,000	(d)(e)
Total Industrial Revenue				3,345,000
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,045,000)				7,045,000
TOTAL INVESTMENTS - 98.5% (Cost - $189,476,812#)				195,154,052
Other Assets in Excess of Liabilities - 1.5%				2,896,463
TOTAL NET ASSETS - 100.0%				$198,050,515

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2010

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

BAN	— Bond Anticipation Notes

EDC	— Economic Development Corporation

EDR	— Economic Development Revenue

EFA	— Educational Facilities Authority

FGIC	— Financial Guaranty Insurance Company - Insured Bonds

GO	— General Obligation

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corporation - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	18.5%
AA/Aa	31.1
A	29.9
BBB/Baa	14.4
A-1/VMIG1	3.6
NR	2.5

100.0%

†	As a percentage of total investments.

‡	The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Security may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 through 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of on obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond ratings (continued)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond ratings (continued)

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of

“B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Tax-Free Income Fund (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued at the last quoted bid provided by an independent pricing service that is based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$188,109,052	—	$188,109,052
Short-term investments†	—	7,045,000	—	7,045,000

Total investments	—	$195,154,052	—	$195,154,052

†	See Schedule of Investments for additional detailed categorizations.

(b) Concentration risk. The Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice. The Fund may invest a significant portion of assets in securities issued by local governments or public authorities that

Notes to Schedule of Investments (unaudited) (continued)

are rated according to their particular creditworthiness, which may vary significantly from the state’s general obligations. The value of the Fund’s shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,634,691
Gross unrealized depreciation	(3,957,451)

Net unrealized appreciation	$5,677,240

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax Free Income Fund

By	/s/ R. Jay Gerken
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date:	February 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
President (Acting) and Chief Executive Officer

Date:	February 24, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 24, 2011